                        SUPPLEMENT DATED AUGUST 31, 1998
            TO THE PROSPECTUS DATED OCTOBER 28, 1997, AS PREVIOUSLY
                SUPPLEMENTED ON JANUARY 2, 1998, MARCH 9, 1998,
                        APRIL 21, 1998 AND JULY 14, 1998

                         VAN KAMPEN AMERICAN VALUE FUND

                                PORTFOLIO OF THE

                  VAN KAMPEN SERIES FUND, INC. (THE "COMPANY")
                                P.O. BOX 418256
                             KANSAS CITY, MISSOURI
                                     64141
                                 -------------

    The section of the Prospectus entitled "PROSPECTUS SUMMARY -- THE COMPANY -- THE AMERICAN VALUE FUND" is hereby supplemented with the following:

        In order to facilitate the management of the Fund's portfolio, effective August 31, 1998, the Fund is suspending the continuous offering of its shares to new investors. However, existing shareholders as of August 31, 1998 may continue to purchase additional shares, as well as those in retirement plans and certain distribution programs as determined from time to time by the Distributor and as listed in the Fund's Statement of Additional Information. As market conditions permit, the Fund may reopen sales of the Fund's shares to new investors. Any such offerings of the Fund may be limited in amount and may commence and terminate without any prior notice.
                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED AUGUST 31, 1998
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                     DATED OCTOBER 28, 1997, AS PREVIOUSLY
                         SUPPLEMENTED ON JULY 14, 1998

                         VAN KAMPEN AMERICAN VALUE FUND

                                PORTFOLIO OF THE

                  VAN KAMPEN SERIES FUND, INC. (THE "COMPANY")
                                P.O. BOX 418256
                             KANSAS CITY, MISSOURI
                                     64141
                                 -------------

    The section of the Prospectus entitled "PROSPECTUS SUMMARY -- THE COMPANY -- THE AMERICAN VALUE " is hereby supplemented with the following:

        In order to facilitate the management of the Fund's portfolio, effective August 31, 1998, the Fund is suspending the continuous offering of its shares to new investors. However, existing shareholders as of August 31, 1998 may continue to purchase additional shares, as well as those in Merrill Lynch MFA Selects wrap-fee distribution programs and retirement plans held or administered by Van Kampen Trust Company or Morgan Stanley Dean Witter & Co. or its affiliates. As market conditions permit, the Fund may reopen sales of the Fund's shares to new investors. Any such offerings of the Fund may be limited in amount and may commence and terminate without any prior notice.
                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE